Related parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2018
Adi Hoess
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 0	€ 5
Wolfgang Fischer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	0	1
Dr. Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	19	26
Berndt Modig
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	9	9
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	11	11
Dr. Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	17	21
Dr. Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	16	20
Mathieu Simon
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 8	€ 9